Real Estate Assets Parenthetical Tagging (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation	$ 4,801,533	$ 4,262,600	$ 3,104,293
Consolidated Properties [Member]
Depreciation	$ 4,800,000	$ 3,800,000